PREPAYMENTS - THIRD PARTIES - Movement of allowance for doubtful prepayments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
PREPAYMENTS - THIRD PARTIES
Balance at beginning of the year	$ 2,153,390	$ 2,701,166
Charge to expenses		1,196,563
Reversal of expenses	(1,243,233)
Writing off of accounts receivable	(271,269)	(1,547,445)
Foreign exchange loss	(57,426)	(196,894)
Balance at end of the year	$ 581,462	$ 2,153,390